Earning Per Share - Schedule of Computation of Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Computation of Diluted Net Loss Per Share Attributable to Ordinary Shareholders [Line Items]
Potential shares of ordinary shares	2,809,926,238	1,937,582,798
Options [Member]
Schedule of Computation of Diluted Net Loss Per Share Attributable to Ordinary Shareholders [Line Items]
Potential shares of ordinary shares	148,799,000	86,064,500
Warrants [Member]
Schedule of Computation of Diluted Net Loss Per Share Attributable to Ordinary Shareholders [Line Items]
Potential shares of ordinary shares	2,661,127,238	1,851,518,298